Pay vs Performance Disclosure	4 Months Ended	12 Months Ended					21 Months Ended
	Apr. 13, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 22, 2020	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO Brown	CAP to PEO Brown(1)	SCT Total for PEO Brooks(2)	CAP to PEO Brooks(1)(2)	SCT Total for PEO Nusz	CAP to PEO Nusz(1)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income (000s)(3)	CSM: Relative TSR (Percentile vs. Russell 2000 Companies)(3)
									TSR	Peer Group TSR(4)
2023	$2,985,651	$15,015,511	$—	$—	$—	$—	$3,373,758	$5,631,393	$758	$323	$1,023,779	99.5%
2022	$1,862,495	$25,170,022	$—	$—	$—	$—	$1,517,316	$10,637,482	$576	$323	$1,858,470	99.4%
2021	$15,109,345	$32,865,277	$160,000	$1,835,601	$—	$—	$4,383,544	$16,958,129	$431	$204	$355,298	98.9%
2020	$—	$—	$622,148	$617,653	$12,305,823	$3,102,795	$2,370,324	$(658,431)	$120	$109	$(45,962)	79.7%

Company Selected Measure Name		relative TSR
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO(s) and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO
2023	Daniel E. Brown	Michael H. Lou, Charles J. Rimer, Shannon B. Kinney
2022	Daniel E. Brown	Michael H. Lou, Charles J. Rimer, Taylor L. Reid, Nickolas J. Lorentzatos
2021	Daniel E. Brown, Douglas E. Brooks	Michael H. Lou, Taylor L. Reid, Nickolas J. Lorentzatos
2020	Douglas E. Brooks, Thomas B. Nusz	Michael H. Lou, Taylor L. Reid, Nickolas J. Lorentzatos
		Mr. Brooks was appointed the Company's Board Chair upon the Company's emergence from restructuring in November 2020. He served as our CEO between December 22, 2020, the date of Mr. Nusz's retirement, and April 13, 2021, when Mr. Brown was appointed the Company's CEO. Mr. Brooks did not receive compensation in addition to his regular director compensation during the time that he served in the CEO role. Therefore, Mr. Brooks' compensation set forth in this table reflects only the regular payment he received as a director of the Company and does not reflect any additional payment for service as the Company's CEO.
Peer Group Issuers, Footnote		The peer group utilized to determine peer group TSR is the Standard and Poor’s 500 Oil & Gas Exploration & Production Index, which is the same index used by the Company for purposes of Item 229.201(e)(1)(ii) of Regulation S-K as set forth in the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2023.
PEO Total Compensation Amount		$ 3,373,758	$ 1,517,316	$ 4,383,544	$ 2,370,324
PEO Actually Paid Compensation Amount		$ 5,631,393	10,637,482	16,958,129	(1,448,539)
Adjustment To PEO Compensation, Footnote
The table below details the adjustments to the SCT total compensation that were made to arrive at the CAP for the PEO and the average CAP for the Non-PEO NEOs, as required pursuant to SEC rules. We do not sponsor or maintain any defined benefit pension plans, and therefore, no deduction was made related to pension value:

	2023		2022		2021			2020
	PEO Brown	Average for Non-PEO NEOs	PEO Brown	Average for Non-PEO NEOs	PEO Brown	PEO Brooks	Average for Non-PEO NEOs	PEO Brooks	PEO Nusz	Average for Non-PEO NEOs
Summary Compensation Table Total	$2,985,651	$3,373,758	$1,862,495	$1,517,316	$15,109,345	$160,000	$4,383,544	$622,148	$12,305,823	$2,370,324
Add (Subtract)
Deduct amounts reported under the “Stock Awards” column in the SCT	$(1,005,143)	$(1,780,428)	$—	$—	$(14,225,450)	$—	$(4,947,826)	$(578,925)	$(3,054,822)	$(1,314,059)
Add the year-end fair value of unvested awards granted in the applicable fiscal year(a)	$216,149	$94,341	$—	$2,591,592	$31,128,052	$—	$16,991,577	$574,430	$—	$—
Add/deduct the change in fair value of unvested awards granted in prior fiscal years, determined based on the change in fair value from the prior fiscal year-end to the applicable fiscal year end(b)	$8,109,123	$1,606,146	$13,560,100	$1,940,398	$—	$919,003	$53,994	$—	$—	$(43,092)
Add/deduct the change in fair value of awards granted in prior years that vested during the applicable fiscal year, determined based on the change in fair value from the prior fiscal year-end to the vesting date(c)	$940,029	$1,127,402	$286,368	$1,089,724	$—	$669,410	$(20,335)	$—	$(6,148,206)	$(2,461,712)
Add the fair value of awards granted and vested in applicable fiscal year(d)	$—	$122,485
Deduct the fair value of awards granted in prior fiscal years that failed to vest in the applicable fiscal year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Add Dividends or other earnings accrued or paid on equity awards during the year(e)	$3,769,702	$1,087,689	$9,461,059	$3,498,452	$853,330	$87,188	$497,175	$—	$—	$—
Total Equity Award Related Adjustments	$12,029,860	$2,257,635	$23,307,527	$9,120,166	$17,755,932	$1,675,601	$12,574,585	$(4,495)	$(9,203,028)	$(3,818,863)
COMPENSATION ACTUALLY PAID TOTALS	$15,015,511	$5,631,393	$25,170,022	$10,637,482	$32,865,277	$1,835,601	$16,958,129	$617,653	$3,102,795	$(1,448,539)
(a)Value at Fiscal Year End of Awards Granted During the Same Fiscal Year. For awards granted in a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards from the date of grant to the applicable fiscal year-end. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2023, the amount included represents the market value of the RSUs based on the closing price per share of our common stock as of December 29, 2023, the last trading day of 2023.

Award Granted	Grant Date	Close Price Per Share 12/31/23
RSU	January 2023	$166.23
RSU	August 2023	$166.23
For the fiscal year ended December 31, 2022, the amount included represents the market value as of December 31, 2022 of outstanding RSU awards, converted from Whiting Petroleum awards in connection with the 2022 Merger on July 1, 2022 (the "Converted Whiting Awards").

Award Granted	Grant Date	Close Price Per Share 12/31/22
Converted Whiting Awards	July 2022	$136.81
For the fiscal year ended December 31, 2021, the amount included represents (1) for RSUs, the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2021, (2) for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2021, and (3) for OMP Common Units (received as consideration for OMP GP LLC Class B Units in midstream simplification transaction), the market price of OMP units as of December 31, 2021.

Award Granted	Grant Date	Close Price per Share 12/31/21	PSU Fair Market Value 12/31/21
RSU	January 2021	$125.99
Peer PSU	January 2021		$178.81
Index PSU	January 2021		$192.86
Absolute PSU	January 2021		$238.15
RSU	April 2021	$125.99
Peer PSU	April 2021		$178.81
Index PSU	April 2021		$192.86
Absolute PSU	April 2021		$233.49
OMP Common Units	March 2021	$23.91
For the fiscal year ended December 31, 2020, the amount included represents the market value of RSAs granted to Mr. Brooks on December 29, 2020, in his capacity as a director of the Company, based on the closing price per share of our common stock as of December 31, 2020.

Award Granted	Grant Date	Close Price Per Share 12/31/20
RSA	December 2020	$37.06
(b)Year-Over-Year Change in Value of Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested as of the Applicable Year End. For awards granted in prior fiscal years that remain outstanding and unvested as of the applicable fiscal year-end, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards year-over-year, measured as of the last trading day of each fiscal year. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2023, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 29, 2023, the last trading day of 2023. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. Half of the Peer PSU and Index PSU awards vested as of December 31, 2023 (see footnote (c) below). The remaining awards remained unvested as of December 31, 2023.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$166.23
Peer PSU	January 2021	$166.23
Index PSU	January 2021	$166.23
Absolute PSU	January 2021	$166.23
RSU	April 2021	$166.23
Peer PSU	April 2021	$166.23
Index PSU	April 2021	$166.23
Absolute PSU	April 2021	$166.23
For the fiscal year ended December 31, 2022, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2022. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. These shares remained unvested (for Messrs. Brown and Lou) as of December 31, 2022.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$136.81
Peer PSU	January 2021	$136.81
Index PSU	January 2021	$136.81
Absolute PSU	January 2021	$136.81
RSU	April 2021	$136.81
Peer PSU	April 2021	$136.81
Index PSU	April 2021	$136.81
Absolute PSU	April 2021	$136.81
For the fiscal year ended December 31, 2021, the amounts included represent the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year-end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$23.91
2020	OMP Phantom Unit	January 2019	$11.73
For the fiscal year ended December 31, 2020, the amounts included represent the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year-end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2020	OMP Phantom Unit	January 2019	$11.73
2019	OMP Phantom Unit	January 2019	$16.59
(c)Change in Value of Awards Granted in Previous Fiscal Years that Vested During the Applicable Fiscal Year. For awards that vested during a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards as of the vesting date measured against the last trading day of the prior fiscal year. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2023, this represents the change in market value of prior year awards from December 31, 2022, based solely on the close price per share on the vesting date, as accrued distribution equivalent rights and dividends are not included. For more information on accrued distribution equivalent rights and dividends, please see footnote "(e)" below. "Vest 1" represents regular vesting dates; "Vest 2" represents, with respect to Converted Whiting Awards, vesting in connection with Mr. Rimer's retirement pursuant to the terms of his employment agreement. In connection with the vesting of Mr. Rimer's awards, Mr. Rimer also received $6.25 per share of Whiting stock originally subject to such converted awards pursuant to the terms of the 2022 Merger Agreement.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Closing Price per Share 12/31/22	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)
2022	RSU	January 2021	$136.81
	Peer PSU	January 2021	$136.81
	Index PSU	January 2021	$136.81
	RSU	April 2021	$136.81
	Converted Whiting Awards (ALL)	July 2022	$136.81
2023	RSU	January 2021		$136.04
	Peer PSU	January 2021		$166.23
	Index PSU	January 2021		$166.23
	RSU	April 2021		$142.32
	Converted Whiting Award - RSU	July 2022		$128.37
	Converted Whiting Award - RSU	July 2022		$143.33	$166.23
	Converted Whiting Awards - PSU	July 2022			$166.23
For the fiscal year ended December 31, 2022, this represents the change in market value of prior year awards from December 31, 2021, based on the close price per share on the vesting date, except that the "close price" related to the OMP Restricted Unit vesting is based on the merger exchange ratio, and the value of Crestwood common units that such OMP phantom units would have otherwise been converted into as a result of the merger; accrued distribution equivalent rights and dividends are not included. For more information on accrued distribution equivalent rights and dividends, please see footnote “(e)” below. "Vest 1" represents regular vesting dates; "Vest 2" represents (1) with respect to OMP units, vestings in connection with the closing of the sale of OMP, and (2) with respect to RSU and PSU awards, vestings (for Messrs. Reid and Lorentzatos) in connection with the 2022 Merger in July 2022, which constituted a "change in control" under the terms of the awards.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Closing Price/FMV 12/31/21	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)	Performance Unit Payout
2021	RSU	January 2021	$125.99
	Peer PSU	January 2021	$178.81
	Index PSU	January 2021	$192.86
	Absolute PSU	January 2021	$238.15
	Absolute PSU	April 2021	$233.49
	OMP Phantom Units	January 2019	$23.91
	OMP Restricted Units	March 2021	$23.91
2022	RSU	January 2021		$135.50	$108.90
	Peer PSU	January 2021			$108.90	122%
	Index PSU	January 2021			$108.90	150%
	Absolute PSU	January 2021			$108.90	300%
	RSU	April 2021		$152.04
	OMP Phantom Units	January 2019			$23.86
	OMP Restricted Units	March 2021			$27.95
For the fiscal year ended December 31, 2021, this represents change in market value of prior year awards from December 31, 2020, based on the closing price per share on the vesting date, but not including the value of accrued distribution equivalent rights.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$19.33
2020	OMP Phantom Unit	January 2019	$11.73
For the fiscal year ended December 31, 2020, this represents the change in market value of prior year awards from December 31, 2019, based on the closing price per share on the vesting date. "Vest 1" represents regular vesting dates; "Vest 2" represents vestings in connection with the Company's emergence from restructuring in November 2020, which constituted a "change in control" under the terms of the awards.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Closing Price 12/31/19	Closing Price per Share (Vest 1)	Performance Unit Payout	Closing Price per Share (Vest 2)	Performance Unit Payout
2019	RSU	February 2012	$3.26
		January 2017	$3.26
		January 2018	$3.26
		January 2019	$3.26
	PSU	January 2016	$3.71
		January 2017	$3.16
		January 2018	$3.37
		January 2019	$3.16
	OMP Phantom Unit	January 2019	$16.59
2020	RSU	February 2012		─		$0.12
		January 2017		$3.24		─
		January 2018		$2.40		$0.12
		January 2019		$2.97		$0.12
	PSU	January 2016		$1.32	109%	─	—%
		January 2017		$1.32	77%	$0.12	20%
		January 2018		$1.32	80%	$0.12	20%
		January 2019		─	─	$0.12	—%
	OMP Phantom Unit	January 2019		$12.00		─
(d)Change in Value of Awards Granted and Vested During the Applicable Fiscal Year. For awards that were granted and vested during a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards as of the vesting date measured against the fair value of the awards on the grant date. The following table discloses related valuation assumptions for the applicable award.
For the fiscal year ended December 31, 2023, this represents the change in market value of awards from the grant date fair value, based on the close price per share on the vesting date. Accrued distribution equivalent rights and dividends are not included. For more information on accrued distribution equivalent rights and dividends, please see footnote “(e)” below.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Grant Date Fair Value Per Share	Vesting Date	Vesting Date Fair Value Per Share
2023	RSU	January 1, 2023	$136.81	December 31, 2023	$166.23
(e)Dividends or other earnings accrued or paid on the equity awards during the year. In accordance with applicable SEC guidance, we are required to add, to the PEO’s and non-PEO NEO’s SCT totals, the value of any distribution equivalent rights or dividends accrued or paid on the equity awards during the year. Dividends that have been accrued over time and paid on vesting are included in the year they were first accrued. In addition, the CAP reported for the PEO and non-PEO NEO’s in 2021 and 2022 has been revised to include adjustments for distribution equivalent rights and dividends accrued or paid on equity awards during the applicable year in accordance with SEC guidance.

Non-PEO NEO Average Total Compensation Amount		$ 3,373,758	1,517,316	4,383,544	2,370,324
Non-PEO NEO Average Compensation Actually Paid Amount		$ 5,631,393	10,637,482	16,958,129	(658,431)
Adjustment to Non-PEO NEO Compensation Footnote
The table below details the adjustments to the SCT total compensation that were made to arrive at the CAP for the PEO and the average CAP for the Non-PEO NEOs, as required pursuant to SEC rules. We do not sponsor or maintain any defined benefit pension plans, and therefore, no deduction was made related to pension value:

	2023		2022		2021			2020
	PEO Brown	Average for Non-PEO NEOs	PEO Brown	Average for Non-PEO NEOs	PEO Brown	PEO Brooks	Average for Non-PEO NEOs	PEO Brooks	PEO Nusz	Average for Non-PEO NEOs
Summary Compensation Table Total	$2,985,651	$3,373,758	$1,862,495	$1,517,316	$15,109,345	$160,000	$4,383,544	$622,148	$12,305,823	$2,370,324
Add (Subtract)
Deduct amounts reported under the “Stock Awards” column in the SCT	$(1,005,143)	$(1,780,428)	$—	$—	$(14,225,450)	$—	$(4,947,826)	$(578,925)	$(3,054,822)	$(1,314,059)
Add the year-end fair value of unvested awards granted in the applicable fiscal year(a)	$216,149	$94,341	$—	$2,591,592	$31,128,052	$—	$16,991,577	$574,430	$—	$—
Add/deduct the change in fair value of unvested awards granted in prior fiscal years, determined based on the change in fair value from the prior fiscal year-end to the applicable fiscal year end(b)	$8,109,123	$1,606,146	$13,560,100	$1,940,398	$—	$919,003	$53,994	$—	$—	$(43,092)
Add/deduct the change in fair value of awards granted in prior years that vested during the applicable fiscal year, determined based on the change in fair value from the prior fiscal year-end to the vesting date(c)	$940,029	$1,127,402	$286,368	$1,089,724	$—	$669,410	$(20,335)	$—	$(6,148,206)	$(2,461,712)
Add the fair value of awards granted and vested in applicable fiscal year(d)	$—	$122,485
Deduct the fair value of awards granted in prior fiscal years that failed to vest in the applicable fiscal year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Add Dividends or other earnings accrued or paid on equity awards during the year(e)	$3,769,702	$1,087,689	$9,461,059	$3,498,452	$853,330	$87,188	$497,175	$—	$—	$—
Total Equity Award Related Adjustments	$12,029,860	$2,257,635	$23,307,527	$9,120,166	$17,755,932	$1,675,601	$12,574,585	$(4,495)	$(9,203,028)	$(3,818,863)
COMPENSATION ACTUALLY PAID TOTALS	$15,015,511	$5,631,393	$25,170,022	$10,637,482	$32,865,277	$1,835,601	$16,958,129	$617,653	$3,102,795	$(1,448,539)
(a)Value at Fiscal Year End of Awards Granted During the Same Fiscal Year. For awards granted in a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards from the date of grant to the applicable fiscal year-end. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2023, the amount included represents the market value of the RSUs based on the closing price per share of our common stock as of December 29, 2023, the last trading day of 2023.

Award Granted	Grant Date	Close Price Per Share 12/31/23
RSU	January 2023	$166.23
RSU	August 2023	$166.23
For the fiscal year ended December 31, 2022, the amount included represents the market value as of December 31, 2022 of outstanding RSU awards, converted from Whiting Petroleum awards in connection with the 2022 Merger on July 1, 2022 (the "Converted Whiting Awards").

Award Granted	Grant Date	Close Price Per Share 12/31/22
Converted Whiting Awards	July 2022	$136.81
For the fiscal year ended December 31, 2021, the amount included represents (1) for RSUs, the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2021, (2) for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2021, and (3) for OMP Common Units (received as consideration for OMP GP LLC Class B Units in midstream simplification transaction), the market price of OMP units as of December 31, 2021.

Award Granted	Grant Date	Close Price per Share 12/31/21	PSU Fair Market Value 12/31/21
RSU	January 2021	$125.99
Peer PSU	January 2021		$178.81
Index PSU	January 2021		$192.86
Absolute PSU	January 2021		$238.15
RSU	April 2021	$125.99
Peer PSU	April 2021		$178.81
Index PSU	April 2021		$192.86
Absolute PSU	April 2021		$233.49
OMP Common Units	March 2021	$23.91
For the fiscal year ended December 31, 2020, the amount included represents the market value of RSAs granted to Mr. Brooks on December 29, 2020, in his capacity as a director of the Company, based on the closing price per share of our common stock as of December 31, 2020.

Award Granted	Grant Date	Close Price Per Share 12/31/20
RSA	December 2020	$37.06
(b)Year-Over-Year Change in Value of Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested as of the Applicable Year End. For awards granted in prior fiscal years that remain outstanding and unvested as of the applicable fiscal year-end, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards year-over-year, measured as of the last trading day of each fiscal year. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2023, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 29, 2023, the last trading day of 2023. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. Half of the Peer PSU and Index PSU awards vested as of December 31, 2023 (see footnote (c) below). The remaining awards remained unvested as of December 31, 2023.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$166.23
Peer PSU	January 2021	$166.23
Index PSU	January 2021	$166.23
Absolute PSU	January 2021	$166.23
RSU	April 2021	$166.23
Peer PSU	April 2021	$166.23
Index PSU	April 2021	$166.23
Absolute PSU	April 2021	$166.23
For the fiscal year ended December 31, 2022, the amounts included represent the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2022. The performance period for awards originally granted, and identified below, as PSUs ended immediately prior to the closing of the 2022 Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. These shares remained unvested (for Messrs. Brown and Lou) as of December 31, 2022.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$136.81
Peer PSU	January 2021	$136.81
Index PSU	January 2021	$136.81
Absolute PSU	January 2021	$136.81
RSU	April 2021	$136.81
Peer PSU	April 2021	$136.81
Index PSU	April 2021	$136.81
Absolute PSU	April 2021	$136.81
For the fiscal year ended December 31, 2021, the amounts included represent the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year-end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$23.91
2020	OMP Phantom Unit	January 2019	$11.73
For the fiscal year ended December 31, 2020, the amounts included represent the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year-end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2020	OMP Phantom Unit	January 2019	$11.73
2019	OMP Phantom Unit	January 2019	$16.59
(c)Change in Value of Awards Granted in Previous Fiscal Years that Vested During the Applicable Fiscal Year. For awards that vested during a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards as of the vesting date measured against the last trading day of the prior fiscal year. The following tables disclose related valuation assumptions for the respective awards.
For the fiscal year ended December 31, 2023, this represents the change in market value of prior year awards from December 31, 2022, based solely on the close price per share on the vesting date, as accrued distribution equivalent rights and dividends are not included. For more information on accrued distribution equivalent rights and dividends, please see footnote "(e)" below. "Vest 1" represents regular vesting dates; "Vest 2" represents, with respect to Converted Whiting Awards, vesting in connection with Mr. Rimer's retirement pursuant to the terms of his employment agreement. In connection with the vesting of Mr. Rimer's awards, Mr. Rimer also received $6.25 per share of Whiting stock originally subject to such converted awards pursuant to the terms of the 2022 Merger Agreement.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Closing Price per Share 12/31/22	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)
2022	RSU	January 2021	$136.81
	Peer PSU	January 2021	$136.81
	Index PSU	January 2021	$136.81
	RSU	April 2021	$136.81
	Converted Whiting Awards (ALL)	July 2022	$136.81
2023	RSU	January 2021		$136.04
	Peer PSU	January 2021		$166.23
	Index PSU	January 2021		$166.23
	RSU	April 2021		$142.32
	Converted Whiting Award - RSU	July 2022		$128.37
	Converted Whiting Award - RSU	July 2022		$143.33	$166.23
	Converted Whiting Awards - PSU	July 2022			$166.23
For the fiscal year ended December 31, 2022, this represents the change in market value of prior year awards from December 31, 2021, based on the close price per share on the vesting date, except that the "close price" related to the OMP Restricted Unit vesting is based on the merger exchange ratio, and the value of Crestwood common units that such OMP phantom units would have otherwise been converted into as a result of the merger; accrued distribution equivalent rights and dividends are not included. For more information on accrued distribution equivalent rights and dividends, please see footnote “(e)” below. "Vest 1" represents regular vesting dates; "Vest 2" represents (1) with respect to OMP units, vestings in connection with the closing of the sale of OMP, and (2) with respect to RSU and PSU awards, vestings (for Messrs. Reid and Lorentzatos) in connection with the 2022 Merger in July 2022, which constituted a "change in control" under the terms of the awards.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Closing Price/FMV 12/31/21	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)	Performance Unit Payout
2021	RSU	January 2021	$125.99
	Peer PSU	January 2021	$178.81
	Index PSU	January 2021	$192.86
	Absolute PSU	January 2021	$238.15
	Absolute PSU	April 2021	$233.49
	OMP Phantom Units	January 2019	$23.91
	OMP Restricted Units	March 2021	$23.91
2022	RSU	January 2021		$135.50	$108.90
	Peer PSU	January 2021			$108.90	122%
	Index PSU	January 2021			$108.90	150%
	Absolute PSU	January 2021			$108.90	300%
	RSU	April 2021		$152.04
	OMP Phantom Units	January 2019			$23.86
	OMP Restricted Units	March 2021			$27.95
For the fiscal year ended December 31, 2021, this represents change in market value of prior year awards from December 31, 2020, based on the closing price per share on the vesting date, but not including the value of accrued distribution equivalent rights.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$19.33
2020	OMP Phantom Unit	January 2019	$11.73
For the fiscal year ended December 31, 2020, this represents the change in market value of prior year awards from December 31, 2019, based on the closing price per share on the vesting date. "Vest 1" represents regular vesting dates; "Vest 2" represents vestings in connection with the Company's emergence from restructuring in November 2020, which constituted a "change in control" under the terms of the awards.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Closing Price 12/31/19	Closing Price per Share (Vest 1)	Performance Unit Payout	Closing Price per Share (Vest 2)	Performance Unit Payout
2019	RSU	February 2012	$3.26
		January 2017	$3.26
		January 2018	$3.26
		January 2019	$3.26
	PSU	January 2016	$3.71
		January 2017	$3.16
		January 2018	$3.37
		January 2019	$3.16
	OMP Phantom Unit	January 2019	$16.59
2020	RSU	February 2012		─		$0.12
		January 2017		$3.24		─
		January 2018		$2.40		$0.12
		January 2019		$2.97		$0.12
	PSU	January 2016		$1.32	109%	─	—%
		January 2017		$1.32	77%	$0.12	20%
		January 2018		$1.32	80%	$0.12	20%
		January 2019		─	─	$0.12	—%
	OMP Phantom Unit	January 2019		$12.00		─
(d)Change in Value of Awards Granted and Vested During the Applicable Fiscal Year. For awards that were granted and vested during a particular fiscal year, we are required to add or subtract from the PEO’s and non-PEO NEO’s SCT totals the change in fair value of the awards as of the vesting date measured against the fair value of the awards on the grant date. The following table discloses related valuation assumptions for the applicable award.
For the fiscal year ended December 31, 2023, this represents the change in market value of awards from the grant date fair value, based on the close price per share on the vesting date. Accrued distribution equivalent rights and dividends are not included. For more information on accrued distribution equivalent rights and dividends, please see footnote “(e)” below.

As of Fiscal Year Ending December 31,	Award Granted	Grant Date	Grant Date Fair Value Per Share	Vesting Date	Vesting Date Fair Value Per Share
2023	RSU	January 1, 2023	$136.81	December 31, 2023	$166.23
(e)Dividends or other earnings accrued or paid on the equity awards during the year. In accordance with applicable SEC guidance, we are required to add, to the PEO’s and non-PEO NEO’s SCT totals, the value of any distribution equivalent rights or dividends accrued or paid on the equity awards during the year. Dividends that have been accrued over time and paid on vesting are included in the year they were first accrued. In addition, the CAP reported for the PEO and non-PEO NEO’s in 2021 and 2022 has been revised to include adjustments for distribution equivalent rights and dividends accrued or paid on equity awards during the applicable year in accordance with SEC guidance.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the CAP to our PEO(s), the average of the CAP to our non-PEO NEOs and the absolute TSR performance of our common stock with the TSR performance of the S&P Oil & Gas Exploration & Production Index. The TSR amounts in the graph assume that $100 was invested beginning on November 20, 2020 (the date the Company emerged from restructuring) and that all dividends were reinvested.
CAP vs. TSR

■	CAP PEO Nusz	■	CAP PEO Brooks	■	CAP PEO Brown
■	CAP Avg Non-PEO NEO		Company TSR		Peer Group TSR

Compensation Actually Paid vs. Net Income
The following graph compares the CAP to our PEO(s) and the average of the CAP to our non-PEO NEOs with our net income.
CAP vs. Net Income

■	CAP PEO Nusz	■	CAP PEO Brooks	■	CAP PEO Brown
■	CAP Avg Non-PEO NEO		Net Income (in thousands)

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the CAP to our PEO(s) and the average of the CAP to our non-PEO NEOs with the Company's relative TSR performance versus the Russell 2000 Index. The Company performed better than 79.70%, 98.90%, 99.40% and 99.5% of the Russell 2000 Index companies for fiscal years 2020, 2021, 2022, and 2023, respectively.
CAP vs. Relative TSR (Percentile)

■	CAP PEO Nusz	■	CAP PEO Brooks	■	CAP PEO Brown
■	CAP Avg Non-PEO NEO		rTSR Percentile v. Russell 2000

Total Shareholder Return Vs Peer Group
The following graph compares the CAP to our PEO(s), the average of the CAP to our non-PEO NEOs and the absolute TSR performance of our common stock with the TSR performance of the S&P Oil & Gas Exploration & Production Index. The TSR amounts in the graph assume that $100 was invested beginning on November 20, 2020 (the date the Company emerged from restructuring) and that all dividends were reinvested.
CAP vs. TSR

■	CAP PEO Nusz	■	CAP PEO Brooks	■	CAP PEO Brown
■	CAP Avg Non-PEO NEO		Company TSR		Peer Group TSR

Tabular List, Table

Important Financial Performance Measures
Absolute TSR
Relative TSR
Free Cash Flow
EBITDA

Total Shareholder Return Amount		$ 758	576	431	120
Peer Group Total Shareholder Return Amount		323	323	204	109
Net Income (Loss)		$ 1,023,779,000	$ 1,858,470,000	$ 355,298,000	$ (45,962,000)
Company Selected Measure Amount		0.995	0.994	0.989	0.797
PEO Name	Mr. Brooks					Mr. Nusz's	Mr. Brown
Additional 402(v) Disclosure	Amounts for 2020 reflect the period from November 20, 2020, the date the Company emerged from restructuring, through December 31, 2020.
For the fiscal year ending December 31, 2023, the following table identifies the most important financial performance measures we used to link the CAP to our NEOs to our performance. Our goal in setting the total target compensation of our NEOs is the consideration of both short- and long-term performance goals, which aligns the compensation of our NEOs with our shareholders’ interests. The majority of our NEO’s target compensation is weighted toward long-term equity performance, and the financial performance metric for LTIP awards was either absolute or relative TSR. Free Cash Flow generation was the financial performance metric for our 2023 short-term incentive program.

Measure:: 1
Pay vs Performance Disclosure
Name		Relative TSR
Non-GAAP Measure Description
We selected relative TSR as our CSM because we believe it represents the most important financial performance measure used by us to link CAP to financial performance, other than absolute TSR, which is already required to be disclosed in the PVP Table. Our CSM compares Company TSR to the TSR of the companies included in the Russell 2000 Index and results in a percentile level above which the Company is performing. In connection with the 2022 Merger, we used this measure to determine the number of shares earned under half of our outstanding relative TSR PSU awards (the "Russell 2000 PSUs"), and the Russell 2000 PSUs were earned at the maximum performance level, which was 150% of target. This relative TSR measure was closely linked to 2023 CAP because these earned Russell 2000 PSUs appreciated in value in 2023 due to our stock price performance and, thus, contributed to the increase in 2023 CAP. (Half of the Russell 2000 PSUs vested in 2023, and half will vest in 2024.) Our relative TSR performance was also a driver of our stock price performance, which impacted CAP due to our Executive Officers' significant equity holdings.

Measure:: 2
Pay vs Performance Disclosure
Name		Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name		Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name		EBITDA
Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,985,651	$ 1,862,495	$ 15,109,345
PEO Actually Paid Compensation Amount		15,015,511	25,170,022	32,865,277
Brooks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				160,000	$ 622,148
PEO Actually Paid Compensation Amount				1,835,601	617,653
Nusz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					12,305,823
PEO Actually Paid Compensation Amount					3,102,795
PEO | Brown [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,029,860	23,307,527	17,755,932
PEO | Brown [Member] | Adjustment, Deduction For Amounts Reported Under "Stock Awards" Column In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,005,143)	0	(14,225,450)
PEO | Brown [Member] | Increase (Deduction) Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		216,149	0	31,128,052
PEO | Brown [Member] | Adjustment Based On ASC 718 Fair Value Of Awards Granted During Prior FY Outstanding And Unvested As Of Applicable FY End, Based On Change In ASC 718 Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,109,123	13,560,100	0
PEO | Brown [Member] | Increase (Deduction) For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		940,029	286,368	0
PEO | Brown [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Brown [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Brown [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,769,702	9,461,059	853,330
PEO | Brooks [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,675,601	(4,495)
PEO | Brooks [Member] | Adjustment, Deduction For Amounts Reported Under "Stock Awards" Column In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(578,925)
PEO | Brooks [Member] | Increase (Deduction) Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	574,430
PEO | Brooks [Member] | Adjustment Based On ASC 718 Fair Value Of Awards Granted During Prior FY Outstanding And Unvested As Of Applicable FY End, Based On Change In ASC 718 Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				919,003	0
PEO | Brooks [Member] | Increase (Deduction) For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				669,410	0
PEO | Brooks [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Brooks [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				87,188	0
PEO | Nusz [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(9,203,028)
PEO | Nusz [Member] | Adjustment, Deduction For Amounts Reported Under "Stock Awards" Column In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,054,822)
PEO | Nusz [Member] | Increase (Deduction) Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Nusz [Member] | Adjustment Based On ASC 718 Fair Value Of Awards Granted During Prior FY Outstanding And Unvested As Of Applicable FY End, Based On Change In ASC 718 Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Nusz [Member] | Increase (Deduction) For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,148,206)
PEO | Nusz [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Nusz [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,257,635	9,120,166	12,574,585	(3,818,863)
Non-PEO NEO | Adjustment, Deduction For Amounts Reported Under "Stock Awards" Column In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,780,428)	0	(4,947,826)	(1,314,059)
Non-PEO NEO | Increase (Deduction) Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		94,341	2,591,592	16,991,577	0
Non-PEO NEO | Adjustment Based On ASC 718 Fair Value Of Awards Granted During Prior FY Outstanding And Unvested As Of Applicable FY End, Based On Change In ASC 718 Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,606,146	1,940,398	53,994	(43,092)
Non-PEO NEO | Increase (Deduction) For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,127,402	1,089,724	(20,335)	(2,461,712)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		122,485
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,087,689	$ 3,498,452	$ 497,175	$ 0